Information by business segment and by geographic area - Adjusted EBITDA reconciled to net income (loss) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Information by business segment and by geographic area
Net income (loss) attributable to Vale's stockholders	$ 995	$ (133)	$ 1,234	$ (1,775)
Loss attributable to noncontrolling interests	(76)	(9)	(154)	(42)
Net income (loss)	919	(142)	1,080	(1,817)
Depreciation, depletion and amortization	807	966	1,622	1,767
Income taxes	145	473	(504)	(159)
Financial results, net	485	728	2,770	1,434
Equity results and other results in associates and joint ventures	535	743	701	659
Dividends received and interest from associates and joint ventures	77	221	152	249
Impairment and disposal of non-current assets	403	109	432	313
Adjusted EBITDA	$ 3,371	$ 3,098	$ 6,253	$ 2,446